Employee Benefits - Disclosure of Permanent Employees and Aggregate Earnings of Employees (Details) R in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R) numberOfEmployees	Jun. 30, 2025 ZAR (R) numberOfEmployees
Employee benefits [line items]
Total number of permanent employees	35,313	34,350
Salaries and wages and other benefits (excluding share-based payments)1 | R	R 20,956	R 18,620
Retirement benefit costs | R	1,512	1,326
Medical aid contributions | R	453	429
Total aggregated earnings | R	R 22,921	R 20,375
Tswelopele Beneficiation Operation Proprietary Limited
Employee benefits [line items]
Total number of permanent employees	86
Proportion of ownership interest in subsidiary	72.00%
Margaret Water Company NPC
Employee benefits [line items]
Total number of permanent employees	48
Proportion of ownership interest in subsidiary	66.00%
South African operations
Employee benefits [line items]
Total number of permanent employees	32,977	32,688
Foreign countries [member]
Employee benefits [line items]
Total number of permanent employees	2,336	1,662
Wafi-Golpu Joint Operation
Employee benefits [line items]
Total number of permanent employees	57	61